UNITED SPIRITS INC (Tables)	12 Months Ended
Dec. 31, 2020
UNITED SPIRITS INC (Tables)
Schedule of financial information of Iconic
Balance Sheets:	December 31, 2020	December 31, 2019

Cash and cash equivalents	$448,254	$130,454
Intercompany receivable from Iconic (A)	1,693,012	56,495
Right-of-use asset	4,441	54,955
Total assets	$2,145,707	$241,904

Accounts payable and accrued expenses	$210,693	$187,658
Loans payable to officer and affiliated entity	58,582	88,077
SBA Paycheck Protection Program loan	28,458	-
Intercompany payable to Bellissima (A)	2,242,243	317,722
Intercompany payable to BiVi (A)	66,876	66,876
Operating lease liability	4,441	54,955
Total Liabilities	2,611,293	715,288
Noncontrolling interest in VIE	(465,586)	(473,384)
Total liabilities and stockholders’ deficiency	$2,145,707	$241,904

	Year ended December 31,
Statements of operations:	2020	2019
Intercompany distribution income (A)	$19,134	$13,418

Royalty expense	-	127,500
Officers’ compensation	-	82,000
Other operating expenses – net	11,337	46,069
Total operating expenses	11,337	255,569
Net income (loss)	$7,797	$(242,151)
(A) Eliminated in consolidation